Marketable Securities - Schedule of Marketable Securities (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Marketable securities fair value	24,090	28,104
Common stock shares	99,593,825	99,593,825
Teryl Resources Corp. [Member]
Marketable securities cost	106,861	106,861
Marketable securities fair value	24,090	28,104
Common stock shares	401,500	401,500